N-6	Mar. 20, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	RiverSource Variable Life Separate Account
Entity Central Index Key	0000768836
Entity Investment Company Type	N-6
Document Period End Date	Mar. 20, 2024
Amendment Flag	false
RVS Survivorship VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity or life insurance product prospectus, updating summary prospectus and initial summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. On March 7, 2023, the Board of Directors of BlackRock Variable Series Funds, Inc., on behalf of the BlackRock Global Allocation V.I. Fund (“the Fund”), approved the appointment of BlackRock International Limited (“BIL”) as a sub-adviser of the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC with respect to the Fund. This addition is effective March, 11, 2024.The information in the table under the heading “Investment Adviser” in the “Appendix A: Funds Available Under the Contract” section in your prospectus is replaced in its entirety with the following:
RVS Survivorship VUL | BlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock - Global Allocation V.I. Fund (Class I), (Class III)
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
RVS Survivorship VUL | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock - Global Allocation V.I. Fund (Class I), (Class III)
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited